Expense Example, No Redemption - Tax-Exempt Fund of California - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 133
Expense Example, No Redemption, 3 Years	415
Expense Example, No Redemption, 5 Years	718
Expense Example, No Redemption, 10 Years	$ 1,372